Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of
Equity Income Portfolio
Growth Portfolio
Money Market Portfolio
Total Bond Market Index Portfolio
Balanced Portfolio
International Portfolio
Short-Term Investment-Grade Portfolio
Diversified Value Portfolio
High Yield Bond Portfolio
Small Company Growth Portfolio
Capital Growth Portfolio
Global Bond Index Portfolio
Equity Index Portfolio
Mid-Cap Index Portfolio
Real Estate Index Portfolio
Total Stock Market Index Portfolio
Conservative Allocation Portfolio
Total International Stock Market Index Portfolio
Moderate Allocation Portfolio

In planning and performing our audits of the financial statements of Equity Income Portfolio, Growth
Portfolio, Money Market Portfolio, Total Bond Market Index Portfolio, Balanced Portfolio, International
Portfolio, Short-Term Investment-Grade Portfolio, Diversified Value Portfolio, High Yield Bond Portfolio,
Small Company Growth Portfolio, Capital Growth Portfolio, Global Bond Index Portfolio, Equity Index
Portfolio, Mid-Cap Index Portfolio, Real Estate Index Portfolio, Total Stock Market Index Portfolio,
Conservative Allocation Portfolio, Total International Stock Market Index Portfolio and Moderate
Allocation Portfolio (constituting Vanguard Variable Insurance Funds, hereafter collectively referred to as the “Trust”) as of and for the year ended December 31, 2019, in accordance with the standards of the
Public Company Accounting Oversight Board (United States) (“PCAOB”), we considered the Trust’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Trust’s internal control over financial reporting.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
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expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.
However, we noted no deficiencies in the Trust’s internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2019.

This report is intended solely for the information and use of the Board of Trustees of Vanguard Variable
Insurance Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

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